Fair Value Measurements (Details) - USD ($)							3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 03, 2024	Aug. 01, 2024	Jun. 30, 2024	Apr. 19, 2024	Dec. 10, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	May 08, 2024	Apr. 30, 2024	Feb. 20, 2024	Jan. 23, 2024	Sep. 30, 2023
Fair Value Measurements (Details) [Line Items]
Shares of common stock									2,796,554
Recycled shares						52,013
Additional shares						59,849
Total shares						2,796,554
Prepayment shortfall (in Dollars)									$ 500,000
Closing price per share (in Dollars per share)			$ 6.65						$ 10	$ 8.75		$ 8.75	$ 25.25
Sales rate									100.00%
Reset price per share (in Dollars per share)									$ 10
Forward purchase agreement (in Dollars)								$ 0	$ 483,000
Total number of shares						111,862
Prepayment shortfall (in Dollars)						$ 500,000
Closing price per share (in Dollars per share)											$ 13.18
Proceeds from sales						100.00%
Reset price (in Dollars per share)						$ 250
Convertible note principal amount (in Dollars)														$ 3,600,000
Purchase shares of common stock					96,444
Exercise price per share (in Dollars per share)									$ 0.01
Average percentage								92.00%
Conversion percentage (in Dollars per share)	$ 0.07						$ 0.07	$ 0.07
Volume weighted average price percentage	90.00%						90.00%	90.00%
Conversion percentage								4.99%
Common shares, shares issued	3,491,523						3,491,523	3,491,523	2,876,215
Exchange price per share (in Dollars per share)			$ 6.65
Conversion of convertible note issued (in Dollars)		$ 54,265.09			$ 54,958.33		$ 108,000	$ 1,137,000
Common stock per share (in Dollars per share)		$ 5.32						$ 1.75
Remaining unpaid principal (in Dollars)								$ 2,060,000
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Purchase shares of common stock					9,644
Interest rate	7.00%						7.00%	7.00%
Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Common shares, shares issued	640,293						640,293	640,293
Senior Convertible Note [Member]
Fair Value Measurements (Details) [Line Items]
Maturity date								Apr. 20, 2025
Convertible Loan Note [Member]
Fair Value Measurements (Details) [Line Items]
Purchase agreement limited percentage					19.99%
Unrestricted Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Common shares, shares issued		10,194
Shares issued		10,194	8,262
PIPE Subscription Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Shares of common stock									1,300,320
Recycled shares						1,300,320
Additional shares						1,496,234
Purchase shares								52,013
Closing price per share (in Dollars per share)						$ 250
FPA, Meteora [Member]
Fair Value Measurements (Details) [Line Items]
Purchase shares								111,862
Convertible Debt [Member]
Fair Value Measurements (Details) [Line Items]
Debt discount percent					8.00%			8.00%
Interest rate increased								12.00%
Gross proceeds (in Dollars)								$ 2,000,000
Convertible Debt [Member] | Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price per share (in Dollars per share)					$ 13.18
Convertible Debt [Member] | Senior Convertible Note [Member]
Fair Value Measurements (Details) [Line Items]
Convertible note principal amount (in Dollars)	$ 2,160,000				$ 2,160,000		$ 2,160,000	$ 2,160,000
Convertible note description								$216,000
Investor [Member]
Fair Value Measurements (Details) [Line Items]
Floor conversion price (in Dollars per share)								$ 1.75
Investor [Member] | Convertible Loan Note [Member]
Fair Value Measurements (Details) [Line Items]
Conversion price (in Dollars per share)	$ 12						$ 12	$ 12
Conversion percentage								9.99%
Investor [Member] | Convertible Debt [Member] | Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price per share (in Dollars per share)					$ 12